Income Taxes - Schedule of Effective Income Tax Rate (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2019	Apr. 30, 2018
Income Tax Disclosure [Abstract]
Net Income (Loss) before recovery of income taxes	$ (106,174)	$ (2,468)	$ (211,228)	$ (2,468)	$ (117,737)	$ (1,410)
Expected income tax (recovery) expense					(24,725)	(428)
Other					(296)
Change in valuation allowance					25,021	428
Income tax expense